Filed with the Securities and Exchange Commission on July 13, 2012
Registration No. 333-162676
Investment Company Act No. 811-07975

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 11

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 120

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
 (Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
 (Name of Depositor)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
 (973) 802-7333
(Address and telephone number of depositor's principal executive offices)

SUN-JIN MOON, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service

Copies to:
LYNN K. STONE
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NJ 07102-2992
 (203) 402-1382

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)
[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on August 14, 2012 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485
[  ] on ______________ pursuant to paragraph (a) (i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
[_] on ________ pursuant to paragraph (a) (ii) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interest in Individual Variable Annuity Contracts.

Explanatory Note:

This Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of designating a new effective date of August 14, 2012, for Post-Effective Amendment No. 10, which was filed on May 14, 2012 (accession no. 0001193125-12-231877) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 11 incorporates by reference the information contained in Parts A and C of Post-Effective Amendment No. 10 and Part B of Post-Effective Amendment No. 9.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 13th day of July 2012.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

DEPOSITOR

/s/ Robert F. O'Donnell -------------------------------- Robert F. O'Donnell President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

DEPOSITOR

By: /s/ Robert F. O'Donnell -------------------------------- Robert F. O'Donnell President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                                            TITLE                           DATE
---------                                          ------------------------------------------ -------------------
Robert F. O'Donnell*
-------------------------------                    Chief Executive Officer, President and
Robert F. O'Donnell                                Director                                   July 13, 2012

Thomas J. Diemer*
-------------------------------                    Chief Financial Officer, Chief Accounting
Thomas J. Diemer                                   Officer, Vice President and Director       July 13, 2012

James J. Avery, Jr.*
-------------------------------
James J. Avery, Jr.                                Director                                   July 13, 2012

Robert M. Falzon*
-------------------------------
Robert M. Falzon                                   Director                                   July 13, 2012

Yanela C. Frias*
-------------------------------
Yanela C. Frias                                    Director                                   July 13, 2012

Bernard J. Jacob*
-------------------------------
Bernard J. Jacob                                   Director                                   July 13, 2012

By: /s/ Lynn K. Stone ------------------------- Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.